Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity
Stockholders' Equity

18. Stockholders’ Equity

In December 2019, the Company completed the sale of 9,418,080 shares of common stock in the public offering raising aggregate proceeds net of underwriting discounts of $54.4 million , including an investment of approximately $17.3 million by DIL. Additionally the Company incurred approximately $0.9 million of related share issuance costs.

On May 2, 2019, the Company effected a 1-for-14 reverse stock split of the issued and outstanding shares of common stock of the Company. All share and per share data disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented. The reverse stock split reduced the number of the Company's outstanding shares of common stock from 213,324,455 to 15,237,456 on May 2, 2019 and affected all issued and outstanding shares of common stock. No fractional shares were issued in connection to the reverse stock split. Stockholders who would otherwise hold a fractional share of the Company's common stock received a cash payment in lieu of such fractional share. The par value and other terms of the Company's common stock were not affected by the reverse stock split.

Our largest stockholder DIL contributed $10 million to the Company in connection with the consummation of the Refinancing on August 10, 2018. DIL did not receive any shares of common stock or other interests in the Company as a result of this contribution.

Additionally, on August 10, 2018, in connection with this debt refinancing, the Company issued 7,095,877 shares new shares of common stock to certain of the Company’s lenders, which represented 47.5% of the outstanding common stock immediately after this issuance.

On September 14, 2018, the Company granted 298,774 shares  of restricted stock to executive officers of the Company, out of which 149,386 restricted shares vested on December 31, 2019 and 149,388 restricted shares are scheduled to vest on December 31, 2021 . Additionally, on May 10, 2019, the Company granted 137,944 shares of restricted stock to certain employees of the Manager (including 35,714 shares to executive officers), out of which 4,168 shares were  forfeited in 2019 and 66,888 restricted shares vested on December 31, 2019 and 66,888 restricted shares are scheduled to vest on December 31, 2021. These restricted shares are subject to satisfaction of the vesting terms, under the Company's 2006 Equity Compensation Plan, as amended. 216,276 shares and 298,774 shares of restricted stock are issued and outstanding as of December 31, 2019 and December 31, 2018 , respectively. During 2017, no shares of common stock were granted and as of December 14, 2017, the Company cancelled the grant of 25,000 shares to employees from previous year.

As of December 31, 2019 and December 31, 2018, the shares issued and outstanding were 24,789,312 and 15,237,456, respectively. Under the Articles of Incorporation as amended on September 18, 2009, the Company’s authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. During 2017, no shares of common stock were issued.

During 2019, 2018 and 2017, the Company did not declare any dividends. The Company was not permitted to pay cash dividends under the terms of the 2018 debt refinancing until (1) the Company receives in excess of $50 million in net cash proceeds from offerings of Common Stock and (2) the payment in full of the first installment of amortization payable following the consummation of the debt refinancing under each new credit facility and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant. Following the sale of shares of common stock in the public offering completed in December 2019 described above, these conditions are fully satisfied.

In 2011, the Company issued an aggregate of 15,000,000 warrants to its lenders under the 2011 bank agreement with its lenders and the January 2011 credit facilities to purchase, solely on a cashless exercise basis, an aggregate of 15,000,000 shares of its common stock, which warrants have an exercise price of $7.00 per share. All of these warrants expired on January 31, 2019.